Label	Element	Value
Invesco China Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 4, 2024, TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION DATED
FEBRUARY 28, 2023, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco China Technology ETF (CQQQ)
(the “Fund”)

Important Notice Regarding a Change to the Unitary Management Fee of the Fund

At a meeting held on December 19, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”) approved the reduction of the Fund’s annual unitary management fee to 0.65% of the Fund’s average daily net assets, effective January 5, 2024 (the “Effective Date”). Accordingly, as of the Effective Date, the Prospectus is revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco China Technology ETF
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
●	The following replaces the corresponding disclosure in the “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and the “Summary Information – Fund Fees and Expenses” section of the Fund’s Statutory Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective January 5, 2024, the Fund’s unitary management fee was reduced. “Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please Retain This Supplement for Future Reference.
Invesco China Technology ETF | Invesco China Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810

[1]	Effective January 5, 2024, the Fund’s unitary management fee was reduced. “Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.